Net Operating Losses	12 Months Ended
Aug. 31, 2012
Net Operating Losses:
Net Operating Losses

NOTE 7. NET OPERATING LOSSES

As of August 31, 2012, the Company has a net operating loss carryforward of approximately $35,527. Net operating loss carryforward expires 20 years from the date the loss was incurred.